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Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 Lq+u7fTterylSqyVdfDtTt8fxOFv8RtrRF38FYI43LbjdztQtfi7cj6EuMf2EFWA
 CsQwhT8J1MKeAEanrNKR7g==

<SEC-DOCUMENT>0001298596-08-000006.txt : 20080513
<SEC-HEADER>0001298596-08-000006.hdr.sgml : 20080513
<ACCEPTANCE-DATETIME>20080513123747
ACCESSION NUMBER:		0001298596-08-000006
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20080331
FILED AS OF DATE:		20080513
DATE AS OF CHANGE:		20080513
EFFECTIVENESS DATE:		20080513

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		08826550

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08
Check here if Amendment [ X ]; Amendment Number: ___1__

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 115
Form 13F Information Table Value Total: $142,012
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

21st Century Holding Company   COM              90136q100      177 13823.3840SH      SOLE
3M Co                          COM              88579y101     1086 13720.9097SH      SOLE
AMERIGROUP Corporation         COM              03073t102      750 27425.0000SH      SOLE
AT&T Corp                      COM              00206r102      528 13794.5720SH      SOLE
Abbott Laboratories            COM              002824100     1581 28673.3740SH      SOLE
Accenture Ltd - Cl A           COM              g1150g111      688 19553.9900SH      SOLE
Air Products and Chemicals Inc COM              009158106     2105 22885.4640SH      SOLE
Altria Group Inc               COM              02209s103      985 44358.4235SH      SOLE
American Capital Strategies Lt COM              024937104      697 20397.3345SH      SOLE
American Express Co            COM              025816109      422 9649.9200SH       SOLE
American Int'l Group Inc       COM              026874107      281 6497.4727SH       SOLE
Amerisource-Bergen Corp        COM              03073e105     1271 31019.2989SH      SOLE
Amgen Inc                      COM              031162100      332 7941.0000SH       SOLE
Automatic Data Processing Inc  COM              053015103     1240 29250.4584SH      SOLE
BP PLC                         COM              055622104      242 3986.3830SH       SOLE
Bank of America Corp           COM              060505104     5584 147308.9347SH     SOLE
Barr Pharmaceuticals Inc       COM              068306109      701 14509.0000SH      SOLE
Bridge Bancorp Inc             COM              108035106      296 14628.0000SH      SOLE
Caterpillar Inc                COM              149123101      880 11244.4821SH      SOLE
Chevron Corp                   COM              166764100     5981 70065.7101SH      SOLE
Chubb Corp                     COM              171232101     1203 24308.5701SH      SOLE
Cisco Systems Inc              COM              17275r102     1941 80567.0000SH      SOLE
Citigroup Inc                  COM              172967101     1190 55552.2121SH      SOLE
Colgate-Palmolive Co           COM              194162103      975 12509.2030SH      SOLE
ConocoPhillips                 COM              20825c104     3085 40483.8646SH      SOLE
Costco Wholesale Corp          COM              22160k105     1116 17172.3490SH      SOLE
Covidien Limited               COM              g2552x108      203 4580.8150SH       SOLE
Danaher Corp                   COM              235851102      326 4285.1720SH       SOLE
Diageo PLC - SP ADR            COM              25243q205      530 6514.9730SH       SOLE
Dominion Resources Inc         COM              25746u109     1766 43232.7073SH      SOLE
Duke Energy Corp New           COM              26441c105      571 32006.4338SH      SOLE
EnCana Corp                    COM              292505104     1502 19831.5190SH      SOLE
Exxon Mobil Corp               COM              30231g102     5113 60447.0712SH      SOLE
Flextronics Int'l Ltd          COM              y2573f102      550 58550.0000SH      SOLE
Forest Laboratories Inc        COM              345838106      374 9350.0000SH       SOLE
France Telecom Sa - Spns ADR   COM              35177q105     2275 67750.0000SH      SOLE
Genentech Inc                  COM              368710406      621 7650.0000SH       SOLE
General Electric Co            COM              369604103     2273 61427.3583SH      SOLE
Granite Construction Inc       COM              387328107      276 8445.2920SH       SOLE
HCC Insurance Holdings Inc     COM              404132102      763 33628.0798SH      SOLE
Hess Corporation               COM              42809h107      211 2390.0000SH       SOLE
Honeywell International Inc    COM              438516106     1639 29043.7885SH      SOLE
IShares MSCi Brazil            COM              464286400      218 2825.0000SH       SOLE
Illinois Tool Works Inc        COM              452308109     1689 35029.3678SH      SOLE
Ingersoll-Rand Co. Cl A        COM              g4776g101     2706 60697.0214SH      SOLE
International Business Machine COM              459200101     1078 9361.3470SH       SOLE
Johnson & Johnson Inc          COM              478160104     2421 37322.1827SH      SOLE
Kimberly-Clark Corp            COM              494368103      374 5795.4472SH       SOLE
Kinder Morgan Energy Partners  COM              494550106     1983 36252.5410SH      SOLE
L-3 Communications Holdings In COM              502424104      358 3276.5733SH       SOLE
Legg Mason Inc                 COM              524901105      726 12972.0735SH      SOLE
Lockheed Martin Corp           COM              539830109      221 2226.0510SH       SOLE
Lowe's Cos Inc                 COM              548661107     1362 59390.0000SH      SOLE
M&T Bank Corp                  COM              55261f104      209 2598.0000SH       SOLE
MKS Instruments Inc            COM              55306n104      371 17325.0000SH      SOLE
Manitowoc Company Inc          COM              563571108     1108 27153.8390SH      SOLE
McGraw Hill Inc                COM              580645109      407 11025.0000SH      SOLE
Medtronic Inc                  COM              585055106     2510 51884.1179SH      SOLE
Microsoft Corp                 COM              594918104      788 27756.0765SH      SOLE
Moog Inc                       COM              615394202     1279 30312.0000SH      SOLE
Mylan Laboratories Inc         COM              628530107      806 69471.2729SH      SOLE
Nestle SA                      COM              641069406     1575 12557.0000SH      SOLE
New York Community Bancorp Inc COM              649445103      204 11171.6077SH      SOLE
PNC Financial Services Group   COM              693475105     1637 24971.7682SH      SOLE
PPL Corp                       COM              69351t106     1037 22593.5436SH      SOLE
Parker Hannifin                COM              701094104     1110 16023.9248SH      SOLE
Penn West Energy Trust         COM              707885109      345 12313.7410SH      SOLE
Pennsylvania Commerce Bancorp  COM              708677109    11254 419135.2000SH     SOLE
Pepsico Inc                    COM              713448108     5027 69624.5524SH      SOLE
Pfizer Inc                     COM              717081103      616 29425.0372SH      SOLE
Philip Morris International In COM              718172109     2238 44249.7710SH      SOLE
PowerShares QQQ NASDAQ 100     COM              631100104      340 7788.0910SH       SOLE
Powershares Water Resources Po COM              73935x575      962 50024.2529SH      SOLE
Praxair Inc                    COM              74005p104     2110 25050.8002SH      SOLE
Procter & Gamble Co            COM              742718109     2296 32767.0565SH      SOLE
Quest Diagnostics Inc          COM              74834l100      811 17920.5868SH      SOLE
Red Hat Inc                    COM              756577102      576 31310.0000SH      SOLE
Rite Aid Corp                  COM              767754104      124 42010.0450SH      SOLE
Royal Bank of Canada           COM              780087102     1651 35496.7980SH      SOLE
Rydex S&P Equal Weight Technol COM              78355w817      854 19546.7210SH      SOLE
SPDR FTSE/Macquarie Global Inf COM              78463x855      799 14343.8350SH      SOLE
Santa Fe Gold Corporation      COM              80201e108        8 10000.0000SH      SOLE
Sirius Satellite Radio Inc     COM              82966u103      183 63820.0000SH      SOLE
Sony Corp - Sp ADR             COM              835699307      591 14740.7510SH      SOLE
Stora Enso Oyj - Spons ADR     COM              86210m106      134 11587.0000SH      SOLE
Stryker Corp                   COM              863667101     1511 23228.1633SH      SOLE
Sysco Corp                     COM              871829107      767 26437.3170SH      SOLE
T Rowe Price Group Inc         COM              74144t108     2812 56236.3412SH      SOLE
Teva Pharmaceutical Industries COM              881624209     1484 32120.8600SH      SOLE
Texas Instruments Inc          COM              882508104      424 14986.3120SH      SOLE
The Goldman Sachs Group Inc    COM              38141g104      866 5237.0713SH       SOLE
The Travelers Companies Inc    COM              89417e109      244 5095.1728SH       SOLE
The Walt Disney Co             COM              254687106     1124 35810.0417SH      SOLE
Thermo Fisher Scientific Inc   COM              883556102     1227 21585.0000SH      SOLE
Toronto-Dominion Bank          COM              891160509      203 3302.0823SH       SOLE
Total SA                       COM              89151e109      547 7393.9090SH       SOLE
Triumph Group Inc              COM              896818101      357 6262.1630SH       SOLE
UBS AG                         COM              H89231338      462 16034.9840SH      SOLE
UGI Corporation                COM              902681105     1683 67536.0817SH      SOLE
Unilever PLC - Sp ADR          COM              904767704     1504 44592.5690SH      SOLE
United Technologies Corp       COM              913017109     3079 44738.2527SH      SOLE
UnitedHealth Group Inc         COM              91324p102      824 23985.0000SH      SOLE
V F Corp                       COM              918204108      233 3004.6150SH       SOLE
Verizon Communications         COM              92343v104     1171 32116.8358SH      SOLE
Wachovia Corp                  COM              929903102      817 30261.9007SH      SOLE
Walgreen Co                    COM              931422109      767 20137.7340SH      SOLE
Washington Mutual Inc          COM              939322103      431 41840.6617SH      SOLE
Waste Management Inc           COM              94106l109      206 6127.3950SH       SOLE
WellPoint Inc.                 COM              94973v107      579 13113.0000SH      SOLE
Wells Fargo & Co               COM              949746101      943 32405.2783SH      SOLE
Welwind Energy International C COM              95046r106        3 45000.0000SH      SOLE
Zimmer Holdings Inc            COM              98956p102     1764 22650.0010SH      SOLE
iShares DJ Select Dividend Ind COM              464287168      284 4906.1600SH       SOLE
iShares MSCI Canada Index Fund COM              464286509     3293 108651.0564SH     SOLE
iShares MSCI South Korea Index COM              464286772      983 17618.5050SH      SOLE

</SEC-DOCUMENT>
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